Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Carrying Values and the Fair Value of Assets and Liabilities	The following tables show the carrying values and the fair value of assets and liabilities for each of the applicable categories:
		As of December 31,	As of December 31,
Measurement		2024	2023
Financial assets at amortized cost
Cash	Level 1	59,542	84,038
Trade receivables	Level 3	1,259	714
Other receivables	Level 3	1,387	689
Security deposits for energy	Level 2	7,740	277
Refundable Hosting Deposits	Level 2	14,216	—

Financial assets at fair value through profit and loss
Derivative assets	Level 2	3,418	1,281
Total carrying amount and fair value		87,562	86,999

Financial liabilities at amortized cost
Trade accounts payable and accrued liabilities	Level 3	22,158	9,077
Long-term debt	Level 2	1,576	4,022

Financial liabilities at fair value through profit and loss
Derivative liabilities	Level 2	128	—
Warrant liabilities	Level 2	8,013	40,426
Total carrying amount and fair value		31,875	53,525

Net carrying amount and fair value		55,687	33,474

Schedule of the Table Details the Movement in the Refundable Deposits

The following table details the movement in the refundable deposits:

	As of December 31,
	2024
	Panther Creek	Scrubgrass	Total Refundable Hosting Deposits	Security deposits for energy	Total refundable deposits
Balance as of January 1,	—	—	—	277	277
Additions	7,800	7,800	15,600	9,034	24,634
Initial loss on recognition	(675)	(258)	(933)	(1,571)	(2,504)
Fair value at initial recognition	7,125	7,542	14,667	7,740	22,407
Interest income	261	103	364	—	364
ECLs	(409)	(406)	(815)	—	(815)
Balance as of period end	6,977	7,239	14,216	7,740	21,956

Schedule of Foreign Currency Risk

Amounts denominated in CAD and ARS included in the consolidated statements of financial position, presented in thousands of USD, are as follows:

	As a of December 31,		As a of December 31,
	2024		2023
	CAD	ARS	CAD	ARS
Cash	5,362	1,983	8,904	183
Trade receivables	1,259	(6)	714	—
Trade payables and accrued liabilities	(5,341)	(1,385)	(8,372)	(544)
Long-term debt	(1,576)	—	—	—
	(296)	592	1,246	(361)

Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities)

The following are the undiscounted contractual maturities of financial liabilities and lease liabilities with estimated future interest payments as of December 31, 2024:

	2025	2026	2027	2028	2029 and thereafter	Total
Trade accounts payable and accrued liabilities	22,158	—	—	—	—	22,158
Long-term debt	156	161	165	170	2,982	3,634
Lease liabilities	3,451	4,182	4,309	3,936	16,114	31,992
	25,765	4,343	4,474	4,106	19,096	57,784